Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Trading Securities		$ 124,556	$ 108,177
FVTPL Securities		16,720	13,641
FVOCI Securities		62,828	43,561
Amortized Cost Securities		116,814	106,590
Total securities		322,379	273,262
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		62,828	43,561
Amortized Cost Securities	[1]	104,171	94,832
Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures		1,461	1,293
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		322,379	273,262
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		98,120	87,636
United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		217,674	177,371
Other Currency [member]
Disclosure of financial assets [line items]
Total securities		6,585	8,255
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		64,888	44,917
Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 116,814	$ 106,590
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.80%	2.19%
Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.01%	1.58%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 10,626	$ 10,936
FVTPL Securities		216	493
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,147	12,301
Amortized Cost Securities	[1]	4,905	7,129
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		20,624	12,498
Amortized Cost Securities	[1]	$ 4,908	$ 7,136
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.05%	2.14%
Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.83%	1.55%
Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 7,030	$ 6,110
FVTPL Securities		1,167	1,080
Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,055	4,571
Amortized Cost Securities	[1]	4,605	5,583
Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,281	4,724
Amortized Cost Securities	[1]	$ 4,613	$ 5,588
Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.23%	2.70%
Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.26%	2.35%
US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 20,332	$ 16,699
FVTPL Securities		2,088	4
US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,880	3,110
Amortized Cost Securities	[1]	51,063	51,717
US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,245	3,403
Amortized Cost Securities	[1]	$ 56,878	$ 59,245
US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.77%	2.13%
US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.50%	1.49%
US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 279	$ 139
US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,301	3,714
Amortized Cost Securities	[1]	179	105
US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		5,486	3,863
Amortized Cost Securities	[1]	$ 190	$ 109
US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.22%	2.30%
US state municipal and agencies debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.66%	4.26%
Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,575	$ 3,970
FVTPL Securities		48	87
Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,969	6,411
Amortized Cost Securities	[1]	779	1,377
Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		7,064	6,532
Amortized Cost Securities	[1]	$ 948	$ 1,387
Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.11%	1.62%
Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.82%	1.66%
NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		$ 23,869	$ 14,312
FVTPL Securities		19	8
NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	15,765	9,268
Amortized Cost Securities	[1],[2]	41,134	26,864
NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	16,421	9,572
Amortized Cost Securities	[1],[2]	$ 47,590	$ 31,013
NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.76%	2.35%
NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.61%	1.59%
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 11,734	$ 9,592
FVTPL Securities		7,360	6,479
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,551	4,033
Amortized Cost Securities	[1]	1,506	2,057
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,638	4,203
Amortized Cost Securities	[1]	$ 1,687	$ 2,112
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.43%	2.29%
Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.80%	1.82%
Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 450	$ 346
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		47,661	46,073
FVTPL Securities		5,822	5,490
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		160	153
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		129	122
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities		10,058
FVTPL Securities		256
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		14,923
Amortized Cost Securities	[1]	6,530
Within 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		32,347
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		17,927
Within 1 year [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		10,719
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		3,701
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		14,971
Within 1 year [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 7,110
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.80%
Within 1 year [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.90%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,499
FVTPL Securities		147
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,367
Amortized Cost Securities	[1]	2,549
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		6,366
Amortized Cost Securities	[1]	$ 2,491
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.70%
Within 1 year [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.92%
Within 1 year [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,847
FVTPL Securities		20
Within 1 year [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,326
Amortized Cost Securities	[1]	573
Within 1 year [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,328
Amortized Cost Securities	[1]	$ 554
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.53%
Within 1 year [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.31%
Within 1 year [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,950
FVTPL Securities		7
Within 1 year [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		711
Amortized Cost Securities	[1]	2,317
Within 1 year [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		713
Amortized Cost Securities	[1]	$ 2,928
Within 1 year [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.03%
Within 1 year [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.73%
Within 1 year [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 5
Within 1 year [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		559
Within 1 year [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 565
Within 1 year [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.33%
Within 1 year [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 525
FVTPL Securities		24
Within 1 year [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,107
Amortized Cost Securities	[1]	261
Within 1 year [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		4,124
Amortized Cost Securities	[1]	$ 289
Within 1 year [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.82%
Within 1 year [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.72%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		$ 39
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	33
Amortized Cost Securities	[1],[2]	618
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	33
Amortized Cost Securities	[1],[2]	$ 632
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.56%
Within 1 year [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.46%
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,193
FVTPL Securities		58
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,820
Amortized Cost Securities	[1]	212
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,842
Amortized Cost Securities	[1]	$ 216
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		6.50%
Within 1 year [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.70%
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities		$ 14,308
FVTPL Securities		321
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		7,017
Amortized Cost Securities	[1]	20,839
1 to 3 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		43,389
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		13,079
1 to 3 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		29,719
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		591
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		7,172
1 to 3 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 21,743
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.22%
1 to 3 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.48%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,198
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,851
Amortized Cost Securities	[1]	1,924
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,878
Amortized Cost Securities	[1]	$ 1,985
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.84%
1 to 3 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.58%
1 to 3 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 454
FVTPL Securities		10
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		403
Amortized Cost Securities	[1]	2,251
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		420
Amortized Cost Securities	[1]	$ 2,216
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.18%
1 to 3 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.90%
1 to 3 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 7,376
1 to 3 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		602
Amortized Cost Securities	[1]	13,198
1 to 3 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		636
Amortized Cost Securities	[1]	$ 13,919
1 to 3 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.72%
1 to 3 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.42%
1 to 3 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 11
1 to 3 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		735
1 to 3 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 767
1 to 3 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.16%
1 to 3 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 822
FVTPL Securities		24
1 to 3 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		938
Amortized Cost Securities	[1]	456
1 to 3 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		955
Amortized Cost Securities	[1]	$ 478
1 to 3 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.48%
1 to 3 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.40%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		$ 504
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	999
Amortized Cost Securities	[1],[2]	2,354
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	1,009
Amortized Cost Securities	[1],[2]	$ 2,500
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.44%
1 to 3 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.46%
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,886
FVTPL Securities		287
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		489
Amortized Cost Securities	[1]	656
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		507
Amortized Cost Securities	[1]	$ 645
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.21%
1 to 3 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.31%
1 to 3 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 57
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities		9,497
FVTPL Securities		377
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		16,151
Amortized Cost Securities	[1]	21,283
3 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		49,586
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		17,877
3 to 5 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		31,385
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		324
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		16,731
3 to 5 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 23,561
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.02%
3 to 5 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.55%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,675
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		8,993
Amortized Cost Securities	[1]	401
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		9,325
Amortized Cost Securities	[1]	$ 400
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.59%
3 to 5 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.47%
3 to 5 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 296
FVTPL Securities		17
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,119
Amortized Cost Securities	[1]	1,025
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,165
Amortized Cost Securities	[1]	$ 1,035
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.12%
3 to 5 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.67%
3 to 5 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,474
3 to 5 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		775
Amortized Cost Securities	[1]	15,477
3 to 5 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		837
Amortized Cost Securities	[1]	$ 17,018
3 to 5 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.93%
3 to 5 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.34%
3 to 5 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2
3 to 5 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		399
3 to 5 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 427
3 to 5 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		2.61%
3 to 5 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 767
3 to 5 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,723
Amortized Cost Securities	[1]	62
3 to 5 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,784
Amortized Cost Securities	[1]	$ 181
3 to 5 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.54%
3 to 5 years [member] | Other governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	3.07%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		$ 667
FVTPL Securities		12
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	2,654
Amortized Cost Securities	[1],[2]	3,849
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	2,686
Amortized Cost Securities	[1],[2]	$ 4,276
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	4.02%
3 to 5 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.84%
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 3,388
FVTPL Securities		348
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		488
Amortized Cost Securities	[1]	469
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		507
Amortized Cost Securities	[1]	$ 651
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.04%
3 to 5 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.45%
3 to 5 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 228
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		11,484
FVTPL Securities		1,088
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		13,901
Amortized Cost Securities	[1]	19,797
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		49,697
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		10,038
5 to 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		39,504
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		155
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		14,681
5 to 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 23,224
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.85%
5 to 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.66%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,002
FVTPL Securities		4
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,936
Amortized Cost Securities	[1]	31
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,055
Amortized Cost Securities	[1]	$ 32
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.44%
5 to 10 years [member] | Canadian federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.87%
5 to 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 942
FVTPL Securities		119
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,193
Amortized Cost Securities	[1]	756
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,351
Amortized Cost Securities	[1]	$ 808
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.28%
5 to 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.70%
5 to 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 4,713
5 to 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,641
Amortized Cost Securities	[1]	17,391
5 to 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		3,884
Amortized Cost Securities	[1]	$ 20,514
5 to 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.71%
5 to 10 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.57%
5 to 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 109
5 to 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,517
Amortized Cost Securities	[1]	179
5 to 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		2,603
Amortized Cost Securities	[1]	$ 190
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.00%
5 to 10 years [member] | US state municipal and agencies debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	4.66%
5 to 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 412
5 to 10 years [member] | Other governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		201
5 to 10 years [member] | Other governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 201
5 to 10 years [member] | Other governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		3.27%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,080
FVTPL Securities		7
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	2,776
Amortized Cost Securities	[1],[2]	1,318
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	2,928
Amortized Cost Securities	[1],[2]	$ 1,557
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	3.67%
5 to 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	1.97%
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,061
FVTPL Securities		958
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		637
Amortized Cost Securities	[1]	122
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		659
Amortized Cost Securities	[1]	$ 123
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.41%
5 to 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	1.77%
5 to 10 years [member] | Trading loans [member]
Disclosure of financial assets [line items]
Trading Securities		$ 165
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities		31,548
FVTPL Securities		8,856
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		10,676
Amortized Cost Securities	[1]	35,722
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		92,256
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		13,331
Over 10 years [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		78,874
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		51
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		11,204
Over 10 years [member] | Amortized Cost [Member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	[1]	$ 41,176
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.32%
Over 10 years [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.76%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,252
FVTPL Securities		65
Over 10 years [member] | Canadian provincial and municipal governments [member]
Disclosure of financial assets [line items]
Trading Securities		3,491
FVTPL Securities		1,001
Over 10 years [member] | Canadian provincial and municipal governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		14
Over 10 years [member] | Canadian provincial and municipal governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 17
Over 10 years [member] | Canadian provincial and municipal governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.04%
Over 10 years [member] | US federal government [member]
Disclosure of financial assets [line items]
Trading Securities		$ 2,819
FVTPL Securities		2,081
Over 10 years [member] | US federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		151
Amortized Cost Securities	[1]	2,680
Over 10 years [member] | US federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		175
Amortized Cost Securities	[1]	$ 2,499
Over 10 years [member] | US federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		4.31%
Over 10 years [member] | US federal government [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	2.19%
Over 10 years [member] | US state municipal and agencies debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 152
Over 10 years [member] | US state municipal and agencies debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		1,091
Over 10 years [member] | US state municipal and agencies debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 1,124
Over 10 years [member] | US state municipal and agencies debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.38%
Over 10 years [member] | Other governments [member]
Disclosure of financial assets [line items]
Trading Securities		$ 49
Over 10 years [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of financial assets [line items]
Trading Securities		21,579
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	9,303
Amortized Cost Securities	[1],[2]	32,995
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities	[2]	9,765
Amortized Cost Securities	[1],[2]	$ 38,625
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	[2]	5.32%
Over 10 years [member] | NHA MBS US agency MBS and CMO [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1],[2]	2.80%
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities		$ 1,206
FVTPL Securities		5,709
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		117
Amortized Cost Securities	[1]	47
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		123
Amortized Cost Securities	[1]	$ 52
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)		5.76%
Over 10 years [member] | Corporate debt [member] | Financial assets at amortized cost securities [member]
Disclosure of financial assets [line items]
Yield (%)	[1]	0.25%
No maturity [member]
Disclosure of financial assets [line items]
Trading Securities		$ 47,661
FVTPL Securities		5,822
Total securities		55,104	$ 53,009
No maturity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		160
No maturity [member] | Carrying amount [Member]
Disclosure of financial assets [line items]
Investments in associates and joint ventures		1,461
No maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Total securities		55,104
No maturity [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities		25,868
No maturity [member] | United States of America, Dollar [member]
Disclosure of financial assets [line items]
Total securities		27,473
No maturity [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities		1,763
No maturity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		129
No maturity [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities		47,661
FVTPL Securities		5,822
No maturity [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI Securities		160
No maturity [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 129

[1]	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.